SUBSEQUENT EVENTS - PIPE Investment (Details) - USD ($)	Sep. 26, 2022	May 15, 2022
Chardan Capital Markets LLC
SUBSEQUENT EVENTS
Number of share purchased in open market	485,000
Chardan Capital Markets LLC | Maximum
SUBSEQUENT EVENTS
Purchase price per share	$ 10.38
Subscription Agreement
SUBSEQUENT EVENTS
Proceeds from Trust Account for non-redemption of Purchased Shares	$ 5,016,547
Per share redemption price	$ 10.34
Purchase commitment	$ 0
Subscription Agreement | Minimum
SUBSEQUENT EVENTS
Purchase price per share	$ 10.33
Subscription Agreement | PIPE Investment
SUBSEQUENT EVENTS
Chardan common stock, shares to be issued		500,000
Gross proceeds		$ 5